2. Investment Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investment securities available for sale
Amortized Cost	$ 259,505	$ 272,167
Estimated Fair Value	268,530	281,099
Mortgage-backed securities
Investment securities available for sale
Amortized Cost	76,406	88,496
Gross Unrealized Gains	1,526	1,766
Gross Unrealized Losses	45	52
Estimated Fair Value	77,887	90,210
U.S. Government sponsored enterprises
Investment securities available for sale
Amortized Cost	38,173	33,766
Gross Unrealized Gains	399	418
Gross Unrealized Losses	155	136
Estimated Fair Value	38,417	34,048
State and political subdivisions
Investment securities available for sale
Amortized Cost	141,500	145,938
Gross Unrealized Gains	6,817	6,534
Gross Unrealized Losses	72	226
Estimated Fair Value	148,245	152,246
Corporate bonds
Investment securities available for sale
Amortized Cost	1,928	2,469
Gross Unrealized Gains	0	16
Gross Unrealized Losses	22	18
Estimated Fair Value	1,906	2,467
Trust preferred securities
Investment securities available for sale
Amortized Cost	750	750
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	750	750
Equity securities
Investment securities available for sale
Amortized Cost	748	748
Gross Unrealized Gains	577	630
Gross Unrealized Losses	0	0
Estimated Fair Value	1,325	1,378
Total
Investment securities available for sale
Amortized Cost	259,505	272,167
Gross Unrealized Gains	9,319	9,364
Gross Unrealized Losses	294	432
Estimated Fair Value	$ 268,530	$ 281,099